Stock-Based Compensation Plan - number of options outstanding and weighted average exercise price related to the shares (Details) - Stock option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2011 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	154,150	161,650	175,150
Granted	0	0	0
Forfeited		(7,500)	(13,500)
Outstanding, Ending balance	154,150	154,150	161,650
Exercisable, Ending balance	146,613
Vested, Ending balance	146,613
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 6.03	$ 6.07	$ 5.99
Forfeited		6.82	5.56
Outstanding, Ending balance	6.03	$ 6.03	$ 6.07
Exercisable, Ending balance	5.99
Vested, Ending balance	$ 5.99
Weighted Average Remaining Contractual Term (Years)
Outstanding	1 year 8 months 1 day
Exercisable	1 year 8 months 1 day
2017 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	279,176	255,052
Granted	109,500	154,000	261,552
Forfeited		(129,876)	(6,500)
Outstanding, Ending balance	388,676	279,176	255,052
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 9.82	$ 9.82
Granted	9.82	9.82	$ 9.82
Forfeited	9.82	9.82	9.82
Outstanding, Ending balance	$ 9.82	$ 9.82	$ 9.82